Acquisitions, Divestitures and Exchanges (Tables)	12 Months Ended
Dec. 31, 2015
Divestiture Financial Impacts
Assets and liabilities held for sale

U.S. Cellular did not have any assets or liabilities classified as held for sale at December 31, 2015.  At December 31, 2014, the following assets and liabilities were classified in the Consolidated Balance Sheet as "Assets held for sale" and "Liabilities held for sale":

	Current Assets	Other Assets and Deferred Charges	Licenses	Goodwill	Property, Plant and Equipment	Total Assets Held for Sale
(Dollars in thousands)
2014
Divestiture of Spectrum Licenses	$–	$–	$56,809	$–	$–	$56,809
Sale of Business - Towers	1,466	773	–	16,281	31,726	50,246
Total	$1,466	$773	$56,809	$16,281	$31,726	$107,055

	Customer Deposits and Deferred Revenues	Current Liabilities	Other Deferred Liabilities and Credits	Total Liabilities Held for Sale
(Dollars in thousands)
2014
Sale of Business - Towers	$2,704	$896	$17,334	$20,934